UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     Jennifer M. Pulick     New York, NY     May 14, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $221,217,458 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                         VALUE      SHARES/ SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (x$1000)      PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED     NONE
-------------------------- ---------------- --------- ------------  ------- --- ---- ------- ---------- -------- -------- --------
CIT GROUP INC              COM NEW          125581801 102768337.36  2637791 SH       SOLE                2637791        0        0
EXCO RESOURCES INC         COM              269279402 89995960.65   4896407 SH       SOLE                4896407        0        0
KOHLBERG CAPITAL CORP      COM              500233101 6225360.42    1099887 SH       SOLE                1099887        0        0
MICRON TECHNOLOGY INC      COM              595112103   207400        20000 SH       SOLE                  20000        0        0
OFFICE DEPOT INC           COM              676220106 13965000      1750000 SH       SOLE                1750000        0        0
OMNICARE INC               DBCV 3.250%12/1  681904AL2  7995000      9750000 PRN      SOLE                9750000        0        0
PROSHARES TR               PSHS REAL ESTAT  74347R552    60400        10000 SH       SOLE                  10000        0        0